IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss	$ 15,322	$ 58,795
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	8,088	8,135
Impairment loss recognized in profit or loss	5,649	1,262
Reverse of impairment loss in profit or loss	(2,112)	(1,204)
Increase (Decrease) in foreign exchange currency on translation	173	(105)
Closing balance	$ 11,798	$ 8,088